TAXES - Taxes Payable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
TAXES
VAT tax payable	$ 295,769	$ 69,805
Corporate income tax payable	1,166	127,885
Business and other taxes payable	18,393	5,808
Total	$ 315,328	$ 203,498